Revenue From Contracts With Customers (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Revenue from Contracts with Customers [Abstract]
Schedule of revenue from contracts with customers
4	REVENUE FROM CONTRACTS WITH CUSTOMERS

	2021	2020
	USD	USD
Revenue from contracts with customers
Revenue from subscriptions	25,664,145	24,715,271
Revenue from advertisement (1)	9,840,247	5,803,085
	35,504,392	30,518,356

Goods and services transferred at a point in time	9,840,247	5,803,085
Goods and services transferred over time (2)	25,664,145	24,715,271
	35,504,392	30,518,356

(1)	Revenue from advertisement include barter transactions amounting to USD 475,528

(2)	The comparative figures in the revenue note, has been reclassified to conform to the current year presentation. Those reclassifications did not have any effect on the previously reported equity or loss of the Company